Disclosures on Individual Items of the Financial Statements (Details) - Schedule of appreciated or depreciated - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of appreciated or depreciated [Abstract]
Foreign currency risk, OCI
Foreign currency risk, Variance	+/-10,0%	+/-10,0%
Foreign currency risk	-9,200/+41,800